Fair Value of Assets and Liabilities - Financial Instruments (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Financial Assets
Available for sale debt securities	$ 6,599,610	$ 6,606,761
Held to maturity debt securities	421,745	394,081	$ 378,046
Carrying Value
Financial Assets
Cash and due from banks	1,958,034	2,977,438	2,272,088
Federal funds sold	13,064,000	7,495,000	9,503,000
Interest bearing deposits in other financial institutions	319,260	199,888	3,762,139
Available for sale debt securities	6,599,610	6,601,761
Held to maturity debt securities	501,490	510,276	516,089
Loans, net	176,155,458	183,447,633	197,713,756
Investment in restricted stock	1,329,413	1,329,413	770,273
Accrued interest receivable	532,670	597,768	612,724
Financial Liabilities
Deposits	172,165,268	172,980,754	197,254,306
Federal Home Loan Bank (FHLB) advances	10,000,000	13,000,000	8,000,000
Accrued interest payable	538,709	287,072	74,580
Fair Value.
Financial Assets
Cash and due from banks	1,958,034	2,977,438	2,272,088
Federal funds sold	13,064,000	7,495,000	9,503,000
Interest bearing deposits in other financial institutions	319,260	199,888	3,762,139
Available for sale debt securities	6,599,610	6,601,761
Held to maturity debt securities	421,745	394,081	378,046
Loans, net	167,632,000	172,191,000	177,582,000
Investment in restricted stock	1,329,413	1,329,413	770,273
Accrued interest receivable	532,670	597,768	612,724
Financial Liabilities
Deposits	160,143,000	156,433,000	179,325,000
Federal Home Loan Bank (FHLB) advances	10,000,000	13,000,000	8,000,000
Accrued interest payable	$ 538,709	$ 287,072	$ 74,580